                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               February 8, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       16

Form 13F Information Table Value Total:   $  76,190
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	NONE

                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2       COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE          CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF             NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                    AMOUNT     PRN  CALL                           (SOLE)
--------------                    --------       ---------     --------    ---------  ---  ----   ----------   --------   ---------


AMERICAN INTERNATIONAL GROUP      COM NEW        026874784     $6,142        174,000  SH          SHARED       NONE         174,000
BERKSHIRE HATHAWAY INC-CL B       CL B NEW       084670702     $6,880         76,700  SH          SHARED       NONE          76,700
CSX CORP                          COM            126408103     $3,338        169,200  SH          SHARED       NONE         169,200
CAL DIVE INTERNATIONAL INC        COM            12802T101     $3,453      1,996,068  SH          SHARED       NONE       1,996,068
CORINTHIAN COLLEGES INC           COM            218868107     $2,221        906,450  SH          SHARED       NONE         906,450
DELTA AIR LINES INC               COM NEW        247361702     $6,112        514,900  SH          SHARED       NONE         514,900
DIRECTV                           COM            25490A309     $6,661        132,800  SH          SHARED       NONE         132,800
FIDELITY NATIONAL FINL-A          CL A           31620R105     $1,664         70,648  SH          SHARED       NONE          70,648
GAMESTOP CORP-CLASS A             CL A           36467W109     $3,819        152,200  SH          SHARED       NONE         152,200
GANNETT CO                        COM            364730101     $10,453       580,390  SH          SHARED       NONE         580,390
GULFPORT ENERGY CORP              COM NEW        402635304     $4,449        116,400  SH          SHARED       NONE         116,400
LEE ENTERPRISES                   COM            523768109     $2,910      2,552,548  SH          SHARED       NONE       2,552,548
NATURES SUNSHINE PRODS INC        COM            639027101     $5,078        350,674  SH          SHARED       NONE         350,674
PDC ENERGY INC                    COM            69327R101     $8,885        267,526  SH          SHARED       NONE         267,526
RESTORATION HARDWARE HOLDING      COM            761283100     $163            4,826  SH          SHARED       NONE           4,826
XEROX CORP                        COM            984121103     $3,964        581,200  SH          SHARED       NONE         581,200

							       $76,190
